UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2907

Waddell & Reed Advisors High Income Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas           66202
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(Address of principal executive offices)            (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF WADDELL & REED ADVISORS HIGH INCOME PORTFOLIO
December 31, 2004

COMMON STOCKS, RIGHT AND WARRANTS	Shares	Value

Communications Equipment - 0.01%
ONO Finance Plc, Rights (A)*	2,500	$50,000

Food and Related - 0.25%
Pilgrim's Pride Corporation	79,450	2,437,526

Hospital Supply and Management - 0.03%
Psychiatric Solutions, Inc.*	7,700	281,897

Multiple Industry - 0.79%
ADESA, Inc.	118,700	2,518,814
Foundation Coal Holdings, Inc.*	79,600	1,835,576
UAP Holding Corp.*	190,775	3,294,684
		7,649,074

Petroleum - International - 0.38%
Forest Oil Corporation*	117,400	3,723,928

Utilities - Telephone - 0.04%
GT Group Telecom, Inc., Warrants (A)(B)*	3,950	4
IWO Holdings, Inc., Warrants (A)*	6,750	67
US Unwired Inc., Class A*	75,840	364,411
		364,482

TOTAL COMMON STOCKS, RIGHT AND WARRANTS - 1.50%		$14,506,907

(Cost: $14,573,264)

PREFERRED STOCKS

Apparel - 0.18%
Anvil Holdings, Inc., 13.0%*	168,014	1,722,145

Broadcasting - 0.00%
Adelphia Communications Corporation, 13.0%*	17,500	21,875

TOTAL PREFERRED STOCKS - 0.18%		$1,744,020

(Cost: $4,931,248)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft - 1.18%
BE Aerospace, Inc.,
8.5%, 10-1-10	$ 750	825,000
Bombardier Recreational Products Inc.,
8.375%, 12-15-13	1,225	1,307,687
L-3 Communications Corporation,
6.125%, 1-15-14	5,200	5,356,000
Orbital Sciences Corporation,
9.0%, 7-15-11	3,500	3,937,500
		11,426,187

Aluminum - 0.16%
Century Aluminum Company,
7.5%, 8-15-14 (A)	1,450	1,544,250

Apparel - 0.49%
Anvil Knitwear, Inc.,
10.875%, 3-15-07	1,150	1,035,000
Perry Ellis International, Inc.,
8.875%, 9-15-13	3,500	3,675,000
		4,710,000

Beverages - 0.20%
Constellation Brands, Inc.,
8.125%, 1-15-12	1,750	1,900,937

Broadcasting - 4.37%
CCH II and CCH II Capital,
10.25%, 9-15-10	6,380	6,762,800
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corporation:
10.0%, 4-1-09	3,600	3,240,000
0.0%, 1-15-12 (C)	4,585	3,117,800
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.,
8.0%, 4-30-12 (A)	5,700	5,928,000
Entercom Radio, LLC and Entercom Capital, Inc.,
7.625%, 3-1-14	3,000	3,228,750
Entravision Communications Corporation,
8.125%, 3-15-09	1,900	2,028,250
Gray Communications Systems, Inc.,
9.25%, 12-15-11	9,125	10,220,000
Insight Communications Company, Inc.,
0.0%, 2-15-11 (C)	2,750	2,674,375
Susquehanna Media Co.,
7.375%, 4-15-13	750	802,500
Young Broadcasting Inc.,
8.5%, 12-15-08	4,050	4,333,500
		42,335,975

Business Equipment and Services - 7.45%
Alderwoods Group, Inc.,
7.75%, 9-15-12 (A)	2,775	2,997,000
Allied Waste North America, Inc.:
8.5%, 12-1-08	4,500	4,770,000
9.25%, 9-1-12	4,000	4,330,000
Argo-Tech Corporation,
9.25%, 6-1-11	1,225	1,344,437
Armor Holdings, Inc.,
8.25%, 8-15-13	3,500	3,920,000
GEO Sub Corp.,
11.0%, 5-15-12 (A)	3,000	3,015,000
IESI Corporation,
10.25%, 6-15-12	4,250	4,972,500
Iron Mountain Incorporated:
8.625%, 4-1-13	2,700	2,868,750
7.75%, 1-15-15	7,000	7,105,000
MagnaChip Semiconductor S.A. and MagnaChip Semiconductor Finance Company:
5.76%, 12-15-11 (A)	800	822,000
6.875%, 12-15-11 (A)	1,200	1,236,000
8.0%, 12-15-14 (A)	800	834,000
Nextel Partners, Inc.,
8.125%, 7-1-11	5,100	5,661,000
Owens & Minor, Inc.,
8.5%, 7-15-11	4,750	5,236,875
Synagro Technologies, Inc.,
9.5%, 4-1-09	4,700	5,123,000
UCAR Finance Inc.,
10.25%, 2-15-12	3,780	4,318,650
Vertis, Inc.:
9.75%, 4-1-09	825	895,125
10.875%, 6-15-09	8,100	8,788,500
13.5%, 12-7-09 (A)	3,675	3,872,531
		72,110,368

Capital Equipment - 2.80%
Case New Holland Inc.:
9.25%, 8-1-11 (A)	3,250	3,615,625
9.25%, 8-1-11 (A)	2,350	2,614,375
Dresser-Rand Group Inc.,
7.375%, 11-1-14 (A)	1,250	1,275,000
Esterline Technologies Corporation,
7.75%, 6-15-13	4,750	5,189,375
IMCO Recycling Inc.,
10.375%, 10-15-10	1,650	1,872,750
K&F Acquisition, Inc.,
7.75%, 11-15-14 (A)	1,500	1,548,750
Mueller Group, Inc.:
6.91%, 11-1-11	1,600	1,656,000
10.0%, 5-1-12	4,825	5,259,250
TRW Automotive Acquisition Corp.,
9.375%, 2-15-13	3,500	4,060,000
		27,091,125

Chemicals - Petroleum and Inorganic - 1.07%
Berry Plastics Corporation,
10.75%, 7-15-12	1,850	2,118,250
PolyOne Corporation,
8.875%, 5-1-12	4,150	4,513,125
Resolution Performance Products LLC and RPP Capital Corporation,
13.5%, 11-15-10	3,000	3,262,500
United Agri Products, Inc.,
8.25%, 12-15-11 (A)	452	484,770
		10,378,645

Chemicals - Specialty - 1.46%
Buckeye Technologies Inc.:
8.0%, 10-15-10	8,240	8,240,000
8.5%, 10-1-13	3,750	4,068,750
Ethyl Corporation,
8.875%, 5-1-10	1,650	1,823,250
		14,132,000

Coal - 0.34%
Southern Star Central Corp.,
8.5%, 8-1-10	3,000	3,322,500

Communications Equipment - 0.76%
AirGate PCS, Inc.,
5.85%, 10-15-11 (A)	1,250	1,284,375
EchoStar DBS Corporation,
9.125%, 1-15-09	2,000	2,200,000
Pliant Corporation,
0.0%, 6-15-09 (C)	4,250	3,925,938
		7,410,313

Computers - Peripherals - 1.15%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (A)(C)	12,400	7,905,000
Activant Solutions Inc.,
10.5%, 6-15-11	3,000	3,225,000
		11,130,000

Construction Materials - 5.09%
Ames True Temper, Inc.,
10.0%, 7-15-12	2,450	2,511,250
Brand Services, Inc.,
12.0%, 10-15-12	4,250	4,760,000
Interface, Inc.:
10.375%, 2-1-10	6,180	7,107,000
9.5%, 2-1-14	3,750	4,087,500
Jacuzzi Brands, Inc.,
9.625%, 7-1-10	10,000	11,100,000
MAAX Corporation,
9.75%, 6-15-12 (A)	3,750	3,965,625
Norcraft Companies, L.P. and Norcraft Finance Corp.,
9.0%, 11-1-11	6,750	7,290,000
Ply Gem Industries, Inc.:
9.0%, 2-15-12	3,200	3,248,000
9.0%, 2-15-12 (A)	3,200	3,248,000
WII Components, Inc.,
10.0%, 2-15-12	2,000	2,000,000
		49,317,375

Containers - 4.42%
Alltrista Corporation,
9.75%, 5-1-12	9,700	10,767,000
Crown European Holdings:
9.5%, 3-1-11	7,500	8,550,000
10.875%, 3-1-13	2,700	3,192,750
MDP Acquisitions plc,
9.625%, 10-1-12	6,800	7,582,000
Owens-Brockway Glass Container Inc.,
8.75%, 11-15-12	9,750	10,993,125
Stone Container Finance Company of Canada II,
7.375%, 7-15-14	1,600	1,704,000
		42,788,875

Cosmetics and Toiletries - 0.16%
Chattem, Inc.,
7.0%, 3-1-14	1,500	1,545,000

Defense - 0.18%
DRS Technologies, Inc.,
6.875%, 11-1-13	1,650	1,724,250

Electrical Equipment - 2.21%
Coleman Cable Inc.,
9.875%, 10-1-12 (A)	5,800	6,162,500
Nortek, Inc.,
8.5%, 9-1-14 (A)	4,750	4,963,750
Rayovac Corporation,
8.5%, 10-1-13	6,750	7,492,500
Rexnord Corporation,
10.125%, 12-15-12	2,500	2,825,000
		21,443,750

Electronic Instruments - 0.21%
Fisher Scientific International Inc.,
8.125%, 5-1-12	1,824	2,024,640

Finance Companies - 3.53%
Cellu Tissue Holdings, Inc.,
9.75%, 3-15-10	2,700	2,801,250
Dollar Financial Group, Inc.,
9.75%, 11-15-11	2,700	2,929,500
Goodman Global Holdings, Inc.:
5.76%, 6-15-12 (A)	800	812,000
7.875%, 12-15-12 (A)	3,200	3,168,000
HMH Properties, Inc.,
7.875%, 8-1-08	382	392,505
IWO Escrow Company:
0.0%, 1-15-15 (A)(C)	3,150	1,953,000
5.6%, 1-15-12 (A)	800	806,000
MSW Energy Holdings LLC and MSW Energy Finance Co., Inc.,
8.5%, 9-1-10	1,600	1,752,000
NBC Acquisition Corp.,
0.0%, 3-15-13 (C)	2,650	1,934,500
Nexstar Broadcasting, Inc.,
7.0%, 1-15-14	3,150	3,118,500
Pinnacle Foods Holding Corporation,
8.25%, 12-1-13 (A)	4,950	4,714,875
Toll Corp.,
8.0%, 5-1-09	3,800	3,952,000
Vanguard Health Holding Company II, LLC and Vanguard Holding Company II, Inc.,
9.0%, 10-1-14 (A)	5,500	5,885,000
		34,219,130

Food and Related - 2.42%
American Seafoods Group LLC and American Seafoods, Inc.,
10.125%, 4-15-10	7,965	8,562,375
Chiquita Brands International, Inc.,
7.5%, 11-1-14 (A)	2,350	2,379,375
Merisant Company,
9.5%, 7-15-13 (A)	2,400	2,136,000
Pilgrim's Pride Corporation:
9.625%, 9-15-11	1,000	1,125,000
9.25%, 11-15-13	850	952,000
Roundy's, Inc.,
8.875%, 6-15-12	7,585	8,286,613
		23,441,363

Forest and Paper Products - 2.60%
Georgia-Pacific Corporation:
7.375%, 7-15-08	4,700	5,111,250
8.875%, 2-1-10	6,800	7,913,500
9.5%, 12-1-11	1,100	1,355,750
8.0%, 1-15-24	4,750	5,510,000
Jefferson Smurfit Corporation,
8.25%, 10-1-12	4,850	5,286,500
		25,177,000

Furniture and Furnishings - 1.19%
Associated Materials Incorporated:
9.75%, 4-15-12	5,820	6,503,850
0.0%, 3-1-14 (C)	6,950	5,004,000
		11,507,850

Health Care - General - 1.25%
Encore Medical IHC, Inc.,
9.75%, 10-1-12 (A)	4,500	4,545,000
MQ Associates, Inc.,
0.0%, 8-15-12 (A)(C)	10,000	7,550,000
		12,095,000

Homebuilders, Mobile Homes - 0.19%
Technical Olympic USA, Inc.,
7.5%, 3-15-11	1,800	1,813,500

Hospital Supply and Management - 2.01%
Psychiatric Solutions, Inc.,
10.625%, 6-15-13	4,230	4,896,225
Triad Hospitals, Inc.,
7.0%, 11-15-13	5,750	5,879,375
US Oncology, Inc.:
9.0%, 8-15-12 (A)	1,750	1,955,625
10.75%, 8-15-14 (A)	1,000	1,157,500
United Surgical Partners Holdings, Inc.,
10.0%, 12-15-11	4,875	5,557,500
		19,446,225

Hotels and Gaming - 5.33%
Affinia Group Inc.,
9.0%, 11-30-14 (A)	800	834,000
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	4,000	4,680,000
John Q Hammons Hotels, L.P. and John Q Hammons Hotels Finance Corporation III,
8.875%, 5-15-12	4,450	5,028,500
MGM Grand, Inc.,
9.75%, 6-1-07	5,750	6,382,500
MGM MIRAGE,
8.5%, 9-15-10	4,750	5,403,125
Mandalay Resort Group,
9.375%, 2-15-10	6,500	7,572,500
Premier Entertainment Biloxi LLC and Premier
Finance Biloxi Corp.,
10.75%, 2-1-12	2,150	2,348,875
Sun International Hotels Limited and Sun International North America, Inc.,
8.875%, 8-15-11	4,000	4,370,000
Turning Stone Casino Resort Enterprise,
9.125%, 12-15-10 (A)	900	974,250
Vail Resorts, Inc.,
6.75%, 2-15-14	4,000	4,070,000
Venetian Casino Resort, LLC and Las Vegas Sands, Inc.,
11.0%, 6-15-10	8,750	9,985,938
		51,649,688

Household - General Products - 1.71%
Church & Dwight Co., Inc.,
6.0%, 12-15-12 (A)	1,200	1,221,000
Graham Packaging Company, L.P. and GPC Capital
Corp. I:
8.5%, 10-15-12 (A)	800	840,000
9.875%, 10-15-14 (A)	1,600	1,708,000
Levi Strauss & Co.,
7.0%, 11-1-06	3,300	3,465,000
Nebraska Book Company, Inc.,
8.625%, 3-15-12	5,700	5,842,500
Sealy Mattress Company,
8.25%, 6-15-14	3,250	3,445,000
		16,521,500

Leisure Time Industry - 1.69%
Hollywood Park, Inc.,
9.25%, 2-15-07	7,505	7,636,337
Pinnacle Entertainment Inc.,
8.25%, 3-15-12	4,700	4,993,750
Royal Caribbean Cruises Ltd.:
8.0%, 5-15-10	1,250	1,412,500
8.75%, 2-2-11	2,000	2,362,500
		16,405,087

Mining - 0.83%
Compass Minerals International, Inc.:
0.0%, 12-15-12 (C)	3,000	2,565,000
0.0%, 6-1-13 (C)	6,750	5,467,500
		8,032,500

Motion Pictures - 2.18%
Cinemark, Inc.,
0.0%, 3-15-14 (C)	11,500	8,682,500
Cinemark USA, Inc.,
9.0%, 2-1-13	1,600	1,826,000
Gaylord Entertainment Company,
8.0%, 11-15-13	2,400	2,592,000
LCE Acquisition Corporation,
9.0%, 8-1-14 (A)	7,375	7,983,438
		21,083,938

Motor Vehicle Parts - 0.61%
Tenneco Automotive Inc.:
10.25%, 7-15-13	4,150	4,897,000
8.625%, 11-15-14 (A)	1,000	1,040,000
		5,937,000

Motor Vehicles - 2.33%
AutoNation, Inc.,
9.0%, 8-1-08	4,750	5,426,875
AK Steel Corporation,
7.75%, 1-15-12 (A)	1,600	1,622,000
Group 1 Automotive, Inc.,
8.25%, 8-15-13	2,375	2,523,437
Sonic Automotive, Inc.,
8.625%, 8-15-13	7,000	7,463,750
United Auto Group, Inc.,
9.625%, 3-15-12	5,000	5,525,000
		22,561,062

Multiple Industry - 3.54%
Boise Cascade, L.L.C. and Boise Cascade Finance Corporation,
5.005%, 10-15-12 (A)	500	518,750
Buckeye Cellulose Corporation,
9.25%, 9-15-08	1,900	1,900,000
CBD Media Holdings LLC and CBD Holdings
Finance, Inc.,
9.25%, 7-15-12 (A)	3,200	3,292,000
Doane Pet Care Company,
10.75%, 3-1-10	4,850	5,189,500
MCI, Inc.,
6.908%, 5-1-07	5,158	5,280,503
Muzak LLC and Muzak Finance Corp.,
10.0%, 2-15-09	3,750	3,492,187
Propex Fabrics Inc.,
10.0%, 12-1-12 (A)	4,000	4,150,000
Tyco International Group S.A.,
3.125%, 1-15-23, Convertible (A)	2,750	4,620,000
UAP Holding Corp.,
0.0%, 7-15-12 (A)(C)	4,000	3,140,000
WESCO Distribution, Inc.,
9.125%, 6-1-08	2,575	2,652,250
		34,235,190

Petroleum - Domestic - 2.42%
Coastal Corporation (The),
9.625%, 5-15-12	4,000	4,440,000
Encore Acquisition Company,
8.375%, 6-15-12	1,900	2,113,750
EXCO Resources, Inc.,
7.25%, 1-15-11	6,500	6,955,000
Frontier Oil Corporation,
6.625%, 10-1-11 (A)	800	816,000
KCS Energy, Inc.,
7.125%, 4-1-12	750	787,500
Medical Device Manufacturing, Inc.,
10.0%, 7-15-12 (A)	1,600	1,724,000
Stone Energy Corporation,
6.75%, 12-15-14 (A)	2,000	1,995,000
Venoco, Inc.,
8.75%, 12-15-11 (A)	2,000	2,060,000
Whiting Petroleum Corporation,
7.25%, 5-1-12	2,425	2,534,125
		23,425,375

Petroleum - International - 0.81%
Chesapeake Energy Corporation,
9.0%, 8-15-12	1,000	1,142,500
Forest Oil Corporation,
8.0%, 6-15-08	1,500	1,655,625
Inergy, L.P. and Inergy Finance Corp.,
6.875%, 12-15-14 (A)	2,900	2,914,500
Newfield Exploration Company,
6.625%, 9-1-14 (A)	2,000	2,115,000
		7,827,625

Petroleum - Services - 3.25%
Foundation PA Coal Company,
7.25%, 8-1-14 (A)	5,100	5,431,500
Hanover Compressor Company:
8.625%, 12-15-10	2,350	2,567,375
9.0%, 6-1-14	750	834,375
Pemex Project Funding Master Trust,
7.375%, 12-15-14	12,200	13,560,300
R&B Falcon Corporation,
9.5%, 12-15-08	3,750	4,445,295
SESI, L.L.C.,
8.875%, 5-15-11	4,250	4,653,750
		31,492,595

Publishing - 1.32%
Dex Media East LLC and Dex Media East Finance Co.,
12.125%, 11-15-12	3,624	4,416,750
Dex Media, Inc.,
8.0%, 11-15-13	3,750	4,059,375
Dex Media West LLC and Dex Media West Finance Co.:
8.5%, 8-15-10	1,600	1,780,000
9.875%, 8-15-13	2,198	2,533,195
		12,789,320

Railroad - 0.57%
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	5,250	5,512,500

Real Estate Investment Trust - 3.28%
Host Marriott, L.P.:
9.25%, 10-1-07	4,250	4,738,750
7.125%, 11-1-13	13,000	13,893,750
Meritage Corporation:
9.75%, 6-1-11	8,300	9,171,500
7.0%, 5-1-14	3,800	3,952,000
		31,756,000

Retaurants - 1.11%
Carrols Corporation,
9.0%, 1-15-13 (A)	800	828,000
Landry's Restaurants, Inc.,
7.5%, 12-15-14 (A)	4,225	4,193,313
Pierre Merger Corp.,
9.875%, 7-15-12 (A)	5,525	5,718,375
		10,739,688

Retail - Food Stores - 0.27%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	2,450	2,627,625

Retail - General Merchandise - 0.76%
Domino's Inc.,
8.25%, 7-1-11	2,406	2,628,555
Stater Bros. Holdings Inc.:
5.99%, 6-15-10	2,850	2,928,375
8.125%, 6-15-12	1,750	1,850,625
		7,407,555

Retail - Specialty Stores - 2.50%
CSK Auto, Inc.,
7.0%, 1-15-14	4,750	4,660,938
FTD, Inc.,
7.75%, 2-15-14	3,200	3,296,000
Jo-Ann Stores, Inc.,
7.5%, 3-1-12	8,000	8,180,000
United Rentals (North America), Inc.:
6.5%, 2-15-12	3,500	3,412,500
7.0%, 2-15-14	5,000	4,675,000
		24,224,438

Security and Commodity Brokers - 1.11%
Elan Finance public limited company and Elan Finance Corp.,
7.75%, 11-15-11 (A)	4,800	5,112,000
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12	5,250	5,656,875
		10,768,875

Timesharing and Software - 0.23%
NTL Cable PLC,
8.75%, 4-15-14 (A)	2,000	2,255,000

Utilities - Electric - 0.60%
DPL Inc.,
8.25%, 3-1-07	2,965	3,214,024
Nevada Power Company,
5.875%, 1-15-15 (A)	900	906,750
NorthWestern Corporation,
5.875%, 11-1-14 (A)	800	818,377
Texas Genco LLC and Texas Genco Financing Corp.,
6.875%, 12-15-14 (A)	800	827,000
		5,766,151

Utilities - Gas and Pipeline - 2.83%
ANR Pipeline Company,
8.875%, 3-15-10	2,400	2,688,000
AmeriGas Partners, L.P. and AP Eagle Finance Corp.,
8.875%, 5-20-11	4,700	5,123,000
Northwest Pipeline Corporation,
8.125%, 3-1-10	5,300	5,863,125
Williams Companies, Inc. (The):
8.125%, 3-15-12	2,650	3,060,750
7.625%, 7-15-19	3,000	3,300,000
7.75%, 6-15-31	7,000	7,332,500
		27,367,375

Utilities - Telephone - 8.59%
Alamosa (Delaware), Inc.:
0.0%, 7-31-09 (C)	4,353	4,723,005
8.5%, 1-31-12	4,400	4,807,000
American Tower Corporation:
9.375%, 2-1-09	2,434	2,573,955
7.25%, 12-1-11	4,750	5,035,000
7.5%, 5-1-12	3,750	3,937,500
Centennial Cellular Corp. and Centennial Cellular Operating Co. LLC,
10.75%, 12-15-08	3,750	3,890,625
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp.,
8.125%, 2-1-14	1,600	1,644,000
Crown Castle International Corp.,
7.5%, 12-1-13	4,250	4,568,750
Nextel Communications, Inc.:
5.95%, 3-15-14	4,250	4,398,750
7.375%, 8-1-15	7,500	8,250,000
Qwest Capital Funding, Inc.,
7.75%, 8-15-06	2,750	2,894,375
Qwest Corporation,
9.125%, 3-15-12 (A)	5,000	5,775,000
Qwest Services Corporation and Qwest Communications International Inc.:
13.5%, 12-15-07 (A)	4,500	5,141,250
14.5%, 12-15-14 (A)	1,875	2,371,875
Rogers Wireless Inc.,
7.5%, 3-15-15 (A)	800	844,000
SBA Communications Corporation:
10.25%, 2-1-09	7,265	7,700,900
8.5%, 12-1-12 (A)	5,200	5,304,000
US Unwired Inc.,
10.0%, 6-15-12	6,675	7,526,063
Ubiquitel Operating Company,
9.875%, 3-1-11 (A)	1,600	1,796,000
		83,182,048

TOTAL CORPORATE DEBT SECURITIES - 94.76%		$917,604,393

(Cost: $852,597,871)

TOTAL SHORT-TERM SECURITIES - 3.56%		$34,487,742

(Cost: $34,487,742)

TOTAL INVESTMENT SECURITIES - 100.00%		$968,343,062

(Cost: $906,590,125)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these securities amounted to $185,319,375 or 19.14% of total investments.

(B)Security valued in good faith by the Valuation Committee of the Board of Directors.

(C)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors High Income Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards ------------------------------
Kristen A. Richards, Vice President and Secretary

Date March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann ---------------------------------
Henry J. Herrmann, President and Principal Executive Officer

Date March 1, 2005

By	/s/Theodore W. Howard -----------------------------------
Theodore W. Howard, Treasurer and Principal Financial Officer

Date March 1, 2005